Stockholders’ Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Stockholders’ Equity

Note 8 – Stockholders’ Equity

Series A Preferred Stock

On October 27, 2025, the Company completed the sale of 75,000 shares of Series A Preferred Stock in a private placement to Edward Lee, the Chairman of the Company’s Board of Directors at the time, as the lead investor and other accredited investors for an aggregate purchase price of $3,000,000, or $40.00 per share (the “Series A Private Placement”).

On or about November 17, 2025, the Company received notice from the holders of Series A Preferred Stock, including Edward Lee, of their election to convert their shares of Series A Preferred Stock to Common Stock. As a result of the conversion of Series A Preferred Stock, the Company issued an aggregate 82,500 shares of restricted Common Stock to the Series A Private Placement investors, including 55,000 shares of restricted Common Stock to Edward Lee. All of the Series A Preferred Stock has been converted, and there are currently no issued and outstanding shares of Series A Preferred Stock.

Amendments to Articles of Incorporation

On January 28, 2025, the Company filed a Certificate Change pursuant to Nevada Revised Statutes (“NRS”) 78.209 with the Secretary of State of the State of Nevada to effect a 1-for-10 reverse stock split of the Company’s (i) authorized Common Stock shares and (ii) issued and outstanding Common Stock shares. The reverse stock split became effective on January 31, 2025. All Common Stock shares, options, warrants and securities convertible or exercisable into Common Stock shares have been adjusted to give retroactive effect to this reverse stock split for all periods presented. As a result of the reverse split, the Company was authorized to issue 15,000,000 shares of Common Stock.

On September 8, 2025, the Company filed its Second Amendment and Restatement to its Articles of Incorporation to increase the total number of its authorized capital stock to 30,000,000 shares with 25,000,000 shares designated as Common Stock and 5,000,000 shares designated as blank check preferred stock.

On October 20, 2025, the Company filed a Certificate of Designation of Series B Preferred Stock (“Series B Designation”) that had the effect of designating 15,000 shares of its 5,000,000 authorized shares of preferred stock as Series B Convertible Preferred Stock.

On October 21, 2025, the Company filed a Certificate of Designation of Series A Preferred Stock (“Series A Designation”) that had the effect of designating 1,000,000 shares of its 5,000,000 authorized shares of preferred stock as Series A Preferred Stock.

On November 17, 2025, the Company increased the total number of authorized capital stock from 30,000,000 shares to 1,100,000,000 shares and designated 1,000,000,000 shares as Common Stock and designated 100,000,000 shares as blank check preferred stock by filing a Third Amendment and Restatement to the Articles of Incorporation.

On December 5, 2025, the Company filed an Amended and Restated Certificate of Designation (the “Amended Series B Designation”) that provided for (i) a fixed floor price, adjusted in the event if reverse splits and/or subdivisions, (ii) the method of calculating the conversion price in the event of a reverse splits and/or subdivisions and (iii) grant of redemption rights to the holders of Series B Preferred Stock.

On February 9, 2026, the Company effected a reverse stock split of its outstanding Common Stock on a 1-for-10 basis. No adjustment was made to the Company’s authorized shares of capital stock.

Common stock

On September 15, 2024, the Company entered into a placement agency agreement (the “Placement Agency Agreement”), with Univest Securities, LLC (the “Placement Agent”). Pursuant to the Placement Agency Agreement, the Placement Agent agrees to use its reasonable best efforts to sell the Company’s Common Stock, par value $0.001 per share in a registered direct offering (the “Offering”). In the Offering, an aggregate of 37,500 shares of Common Stock (the “Common Shares”) of the Company will be sold to a certain institutional purchaser, pursuant to a securities purchase agreement, dated September 15, 2024 (the “Securities Purchase Agreement”). The purchase price of each Common Share was $32.00. The net proceeds from the Offering, after deducting placement agent discounts, commissions, and estimated offering expenses payable by the Company, was approximately $1,086,000.

On September 18, 2024, the Company completed the sale of 43,000 shares of Common Stock in a private placement to certain eligible investors for an aggregate purchase price of $1,290,000, or $30.00 per share (the “Private Placement”). As part of the offering, Dr. Desheng Wang, Chief Executive Officer, Secretary, and Director of the Company, and Dr. Edward Lee, Chairman of the Board of the Company at the time entered into a Subscription Agreements pursuant to which the Company agreed to issue and sell 10,000 shares of the Company’s Common Stock for $300,000 in cash to each of these individuals (for an aggregate sale of 20,000 shares of Common Stock for proceeds of $600,000 in cash.) The Subscription Agreements contained customary representations and warranties and were exempt from registration under Section 4(a)(2) of the Securities Act. The Company determined that the officers and directors were granted an inherent compensation/benefit since the trading price at the issuance date was $47.00. As such, the Company recorded stock compensation cost of $340,000 related to the issuance of these shares during the year ended December 31, 2024.

On November 16, 2024, the Company entered into a securities purchase agreement with Alumni Capital LP (“Alumni Capital”) relating to the offer and sale of 200,000 shares of Common Stock, par value $0.001 per share, offered by a prospectus supplement and accompanying prospectus. Pursuant to the securities purchase agreement with Alumni Capital, the Company may offer and sell up to $20,000,000 in shares of its Common Stock, from time to time at a purchase price of 91% of the previous 5 Business Days’ VWAP, as defined in the agreement. The Company has also agreed to pay Alumni Capital an upfront commitment fee in shares of Common Stock equal to 1.25% of the full $20,000,000 commitment amount, as defined in the agreement, which shall count towards the life of the securities purchase agreement, divided by the VWAP for the trading day immediately prior to the shares being issued. The Company issued 10,518 shares of Common Stock valued at $250,000 to Alumni Capital which was recorded as a finance cost during the year ended December 31, 2024.

An additional 30,928 Common Stock shares were included in the Company’s issued and outstanding shares as a result of rounding-up fractional shares into whole shares as a result of the reverse stock split.

Treasury stock

On June 11, 2024, the Company retired 300 shares with a cost of $48,362 and restored them to the status of authorized and unissued shares.

As part of the Company’s repurchase program, during the year ended December 31, 2024, the Company repurchased 24,330 shares of its Common Stock for $669,906 in the public market at average price of $27.80 and placed them in treasury. During the year 2025, the Company repurchased 17,085 shares of its Common Stock for $494,389 in the public market at average price of $28.94 and placed them in treasury. As of December 31, 2025, 494,390 shares remain as treasury shares.

Employee compensation

In prior years, the Company entered into several employment agreements that require the issuance of common shares for services that vest on a quarterly basis. During the year ended December 31, 2024, an aggregate of 901 shares with a fair value of $59,953 vested during the period and were recognized as compensation costs. As of December 31, 2024, 568 shares of Common Stock with a fair value of $25,573 remain vested but not issued. During the year ended December 31, 2025, an aggregate of 5,770 shares with a fair value of $78,716 vested during the period and were recognized as compensation costs. During the year ending December 31, 2025, 4,953 shares with a fair value of $13,905 that previously vested were issued. As of December 31, 2025, 5,794 shares of Common Stock with a fair value of $82,884 remain vested but not issued.

On February 11, 2022 (the “Vesting Date”), the Company entered into a restricted stock award agreements (the “Award Agreement”) with eight employees for 2,800 shares of the Company’s Common Stock subject to the terms and to the fulfillment of the conditions set forth in the Company’s equity incentive plan. The first 20% of the restricted shares were granted and vested on February 11, 2022. An additional 20% of the restricted shares will vest on each anniversary of the Vesting Date until the fourth anniversary of the Vesting Date. The initial fair value of the awards on the date of grant was determined to be $2,942,800 which is being amortized over the 5 year vesting period. During the years ended December 31, 2025 and 2024, the Company amortized $357,340 and $357,340 of this amount leaving an unamortized balance of $357,340 at December 31, 2025. As of December 31, 2025, 510 of the shares had vested.

Stock options

On January 2, 2024, each member of the Board was granted 225 options to purchase shares at $150.00 per share with a fair value of $29,595. The options vest monthly over 1 year, and may be exercised during a 10-year term. In the aggregate, 1,125 options were granted with a fair value of $147,975. During the year ended December 31, 2024, the Company recognized $147,975 of compensation cost relating to the vesting of these options.

On January 2, 2025, each member of the Board was granted 225 options to purchase shares at $34.50 per share with a fair value of $6,854. The options vest monthly over one (1) year, and may be exercised during a 10-year term. In the aggregate during the year ended December 31, 2025, 1,350 options with a fair value of $41,136 were granted and vested.

For the years ended December 31, 2025 and 2024, the Company’s stock option compensation expenses amounted to $41,136 and $147,975, respectively.

The fair value of the stock options issued during the periods was determined using the Black-Scholes option pricing model with the following assumptions:

December 31, 2025
Risk-free interest rate	3.94%
Expected life of the options	5.5 years
Expected volatility	126.73%
Expected dividend yield	0%

The following is a summary of options activity from December 31, 2023 to December 31, 2025:

	Number of Options	Weighted average exercise price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2023	5,139	$405.50	7.25	–
Granted	1,125	$150.00	–	–
Exercised	–	$–	–	–
Cancelled or forfeited	–	$–	–	–
Outstanding at December 31, 2024	6,264	$359.60	6.74	–
Granted	1,350	$34.50	–	–
Exercised	–	$–	–	–
Cancelled or forfeited	–	$–	–	–
Outstanding at December 31, 2025	7,614	$302.00	6.32	–
Exercisable at December 31, 2025	7,614	$302.00	6.32	–